Other financial liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other financial liabilities [Abstract]
Credit card obligations		R$ 38,531,519	R$ 39,761,739	R$ 32,049,712
Unsettled financial transactions	[1]	7,239,785	3,356,871	3,905,236
Dividends and Interest on Capital payable		7,826,247	4,508,569	4,553,914
Tax collection accounts - Tax payables		883,768	1,205,746	1,077,860
Liability associated with the transfer of assets (Note 9.g)		75,500	126,906	428,248
Other financial liabilities	[2]	6,328,551	2,769,005	2,245,765
Total		R$ 60,885,370	R$ 51,728,836	R$ 44,260,735

[1]	Includes operations to settle with B3 S.A. (Current Company Name of BM&FBovespa) and payment orders in foreign currency.
[2]	As of December 31, 2019, it includes the financial liability in the total amount of R$1,600 million (2018 - R$519 million and 2017 - R$484 million), related to the commitment of the put option of the shares held by Banco Bonsucesso (Note 3.a ) and R$0 (2018 - R$1,427 million and 2017 - R$1,223 million), referring to the put option for the shares issued by Getnet SA, which was authorized by BACEN on February 18, 2019 and settled on February 25, 2019.